Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
14.	Commitments and Contingencies

From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of business, principally personal injury and property casualty claims. Such claims, even if lacking in merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any claim or contingent liability, which is reasonably possible and should be disclosed or probable and for which a provision should be established in the accompanying financial statements.

Rental Expense

In relation to the rental agreement with Granitis as discussed in Note 4, fixed future minimum non-cancelable rent commitments as of December 31, 2016, based on the Euro/U.S. dollar exchange rate of €1.0000:$1.0525 as of December 30, 2016, amount to:

For the year ending	Amount
December 31, 2017	$13,085
Total	$13,085